UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05987
Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)
Stefanie V. Chang Yu, Esq. Managing Director Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		800-869-6397

Date of fiscal year end:	12/31

Date of reporting period:	7/1/12 – 6/30/13

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05987
Reporting Period: 07/01/2012 - 06/30/2013
Morgan Stanley New York Municipal Money Market Trust

============= Morgan Stanley New York Municipal Money Market Trust =============

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.

Ticker:       MYN            Security ID:  09255E805
Meeting Date: JUL 27, 2012   Meeting Type: Annual
Record Date:  MAY 31, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Paul L. Audet            For       For          Management
1.2   Elect Director Michael J. Castellano    For       For          Management
1.3   Elect Director Richard E. Cavanagh      For       For          Management
1.4   Elect Director Frank J. Fabozzi         For       For          Management
1.5   Elect Director Kathleen F. Feldstein    For       For          Management
1.6   Elect Director James T. Flynn           For       For          Management
1.7   Elect Director Henry Gabbay             For       For          Management
1.8   Elect Director Jerrold B. Harris        For       For          Management
1.9   Elect Director R. Glenn Hubbard         For       For          Management
1.10  Elect Director W. Carl Kester           For       For          Management
1.11  Elect Director Karen P. Robards         For       For          Management

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NUVEEN NEW YORK PERFORMANCE PLUS MUNICIPAL FUND, INC.

Ticker:       NNP            Security ID:  67062R609
Meeting Date: APR 03, 2013   Meeting Type: Annual
Record Date:  FEB 04, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John P. Amboian          For       For          Management
1.2   Elect Director Robert P. Bremner        For       For          Management
1.3   Elect Director Jack B. Evans            For       For          Management
1.4   Elect Director David J. Kundert         For       For          Management
1.5   Elect Director Judith M. Stockdale      For       For          Management
1.6   Elect Director Carole E. Stone          For       For          Management
1.7   Elect Director Virginia L. Stringer     For       For          Management
1.8   Elect Director Terence J. Toth          For       For          Management
1.9   Elect Director William C. Hunter        For       For          Management
1.10  Elect Director William J. Schneider     For       For          Management

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NUVEEN NEW YORK QUALITY INCOME MUNICIPAL FUND, INC.

Ticker:       NUN            Security ID:  670986603
Meeting Date: JAN 24, 2013   Meeting Type: Special
Record Date:  SEP 28, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Plan of Reorganization of       For       For          Management
      Funds from Nuveen New York Quality
      Income Municipal Fund, Inc. to Nuveen
      New York Amt-free Municipal Income Fund

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Morgan Stanley New York Municipal Money Market Trust

By (Signature and Title)*	/s/ Kevin Klingert
Kevin Klingert President and Principal Executive Officer

Date	August 28, 2013
* Print the name and title of each signing officer under his or her signature.